Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements - Revenues from Significant Charterers (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major Customer A [Member]
Concentration risk percentage	12.00%	20.00%	22.00%
Major Customer B [Member]
Concentration risk percentage	17.00%	14.00%	16.00%
Major Customer C [Member]
Concentration risk percentage	28.00%	21.00%	17.00%
Major Customer D [Member]
Concentration risk percentage	6.00%	10.00%	9.00%
Major Customer E [Member]
Concentration risk percentage	11.00%	11.00%	11.00%
Major Customers A, B, C, D and E [Member]
Concentration risk percentage	74.00%	76.00%	75.00%